SCHEDULE OF INVENTORIES (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finished goods	$ 3,017,363	$ 1,155,871
Parts	373,459	77,748	48,653
Inventories	$ 3,390,822	$ 1,233,619	$ 48,653